Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Beginning balance	$ 122	$ 588	$ 588	$ 368
Provision for credit losses	$ (44)	$ 61	55	540
Write-offs			(521)	(320)
Ending balance			$ 122	$ 588